Share-based payments - Schedule of Changes in Share Options (Details)															6 Months Ended
	May 16, 2025 shares benefeciary € / shares	Feb. 18, 2025 shares benefeciary € / shares	May 23, 2024 shares benefeciary € / shares	Jul. 20, 2023 shares benefeciary € / shares	Jun. 22, 2022 shares benefeciary € / shares	Jun. 21, 2021 shares € / shares	Apr. 20, 2021 shares benefeciary € / shares	Mar. 11, 2020 shares benefeciary € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares benefeciary € / shares	Mar. 06, 2018 shares benefeciary € / shares	Jan. 07, 2017 shares benefeciary € / shares	Nov. 03, 2016 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 30, 2026 shares uSDollarPerEuro € / shares
OSA 2016-1 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)														450,000
Total number of share options granted (in shares)														6,400
Total number of shares to which the share options were likely to give right (in shares)														6,400
Exercise price (in euros per share) | € / shares														€ 13.05
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															6,400
Total number of share options outstanding (in shares)															0
Maximum number of shares available for subscription (in shares)															0
Maximum total number of shares that may be subscribed (in shares)															0
OSA 2016-1 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary														2
OSA 2016-2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)													450,000
Total number of share options granted (in shares)													4,000
Total number of shares to which the share options were likely to give right (in shares)													4,000
Exercise price (in euros per share) | € / shares													€ 14.26
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															0
Total number of share options outstanding (in shares)															4,000
Maximum number of shares available for subscription (in shares)															4,000
Maximum total number of shares that may be subscribed (in shares)															4,000
OSA 2016-2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary													1
OSA 2017 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)												450,000
Total number of share options granted (in shares)												3,500
Total number of shares to which the share options were likely to give right (in shares)												3,500
Exercise price (in euros per share) | € / shares												€ 14.97
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															3,000
Total number of share options outstanding (in shares)															500
Maximum number of shares available for subscription (in shares)															500
Maximum total number of shares that may be subscribed (in shares)															500
OSA 2017 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary												2
OSA 2018
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)											526,800
Total number of share options granted (in shares)											62,000
Total number of shares to which the share options were likely to give right (in shares)											62,000
Exercise price (in euros per share) | € / shares											€ 12.87
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															12,000
Total number of share options outstanding (in shares)															50,000
Maximum number of shares available for subscription (in shares)															50,000
Maximum total number of shares that may be subscribed (in shares)															50,000
OSA 2018 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary											5
OSA 2019-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)										648,000
Total number of share options granted (in shares)										37,500
Total number of shares to which the share options were likely to give right (in shares)										37,500
Exercise price (in euros per share) | € / shares										€ 11.08
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															12,750
Total number of share options outstanding (in shares)															24,750
Maximum number of shares available for subscription (in shares)															24,750
Maximum total number of shares that may be subscribed (in shares)															24,750
OSA 2019-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary										12
OSA 2019 LLY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)									500,000
Total number of share options granted (in shares)									500,000
Total number of shares to which the share options were likely to give right (in shares)									500,000
Exercise price (in euros per share) | € / shares									€ 6.41
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															0
Total number of share options outstanding (in shares)															500,000
Maximum number of shares available for subscription (in shares)															300,000
Maximum total number of shares that may be subscribed (in shares)															500,000
OSA 2019 LLY | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)									500,000
OSA 2019 LLY | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)									500,000
OSA 2020
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)								500,000
Total number of share options granted (in shares)								407,972
Total number of shares to which the share options were likely to give right (in shares)								407,972
Exercise price (in euros per share) | € / shares								€ 6.25
Number of shares subscribed (in shares)															61,400
Total number of share options lapsed or cancelled (in shares)															47,265
Total number of share options outstanding (in shares)															299,307
Maximum number of shares available for subscription (in shares)															299,307
Maximum total number of shares that may be subscribed (in shares)															299,307
OSA 2020 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)								180,000
OSA 2020 | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)								120,000
OSA 2020 | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)								60,000
OSA 2020 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary								104
OSA 2021-04 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)							850,000
Total number of share options granted (in shares)							143,200
Total number of shares to which the share options were likely to give right (in shares)							143,200
Exercise price (in euros per share) | € / shares							€ 13.74
Number of shares subscribed (in shares)															14,200
Total number of share options lapsed or cancelled (in shares)															104,668
Total number of share options outstanding (in shares)															24,332
Maximum number of shares available for subscription (in shares)															24,332
Maximum total number of shares that may be subscribed (in shares)															24,332
OSA 2021-04 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							13
OSA 2021-04 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)							1,000,000
Total number of share options granted (in shares)							428,000
Total number of shares to which the share options were likely to give right (in shares)							428,000
Exercise price (in euros per share) | € / shares							€ 13.74
Number of shares subscribed (in shares)															20,800
Total number of share options lapsed or cancelled (in shares)															87,400
Total number of share options outstanding (in shares)															319,800
Maximum number of shares available for subscription (in shares) | uSDollarPerEuro															183,560
Maximum total number of shares that may be subscribed (in shares)															319,800
OSA 2021-04 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							240,000
OSA 2021-04 P | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							180,000
OSA 2021-04 P | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)							60,000
OSA 2021-04 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							14
OSA 2021-06 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)						1,000,000
Total number of share options granted (in shares)						60,000
Total number of shares to which the share options were likely to give right (in shares)						60,000
Exercise price (in euros per share) | € / shares						€ 12.99
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															0
Total number of share options outstanding (in shares)															60,000
Maximum number of shares available for subscription (in shares) | uSDollarPerEuro															36,000
Maximum total number of shares that may be subscribed (in shares)															60,000
OSA 2021-06 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						60,000
OSA 2021-06 P | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						60,000
OSA 2021-06 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)						850,000
Total number of share options granted (in shares)						60,000
Total number of shares to which the share options were likely to give right (in shares)						60,000
Exercise price (in euros per share) | € / shares						€ 12.99
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															0
Total number of share options outstanding (in shares)															60,000
Maximum number of shares available for subscription (in shares)															60,000
Maximum total number of shares that may be subscribed (in shares)															60,000
OSA 2021-06 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						60,000
OSA 2021-06 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)						60,000
OSA 2022-06 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)					1,000,000
Total number of share options granted (in shares)					170,400
Total number of shares to which the share options were likely to give right (in shares)					170,400
Exercise price (in euros per share) | € / shares					€ 4.16
Number of shares subscribed (in shares)															5,905
Total number of share options lapsed or cancelled (in shares)															46,700
Total number of share options outstanding (in shares)															117,795
Maximum number of shares available for subscription (in shares) | uSDollarPerEuro															76,315
Maximum total number of shares that may be subscribed (in shares)															117,795
OSA 2022-06 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					83
OSA 2022-06 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)					850,000
Total number of share options granted (in shares)					410,500
Total number of shares to which the share options were likely to give right (in shares)					410,500
Exercise price (in euros per share) | € / shares					€ 4.16
Number of shares subscribed (in shares)															21,084
Total number of share options lapsed or cancelled (in shares)															30,500
Total number of share options outstanding (in shares)															358,916
Maximum number of shares available for subscription (in shares)															358,916
Maximum total number of shares that may be subscribed (in shares)															358,916
OSA 2022-06 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					245,000
OSA 2022-06 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					150,000
OSA 2022-06 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					35,000
OSA 2022-06 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)					60,000
OSA 2022-06 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					49
OSA 2023-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)				1,700,000
Total number of share options granted (in shares)				338,860
Total number of shares to which the share options were likely to give right (in shares)				338,860
Exercise price (in euros per share) | € / shares				€ 5.00		€ 5.00
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															20,000
Total number of share options outstanding (in shares)															318,860
Maximum number of shares available for subscription (in shares)															212,573
Maximum total number of shares that may be subscribed (in shares)															318,860
OSA 2023-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				298,860
OSA 2023-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				200,116
OSA 2023-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				33,354
OSA 2023-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)				65,390
OSA 2023-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				2
OSA 2024-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)			1,700,000
Total number of share options granted (in shares)			1,224,780
Total number of shares to which the share options were likely to give right (in shares)			1,224,780
Exercise price (in euros per share) | € / shares			€ 5.81			€ 5.81
Number of shares subscribed (in shares)															37,041
Total number of share options lapsed or cancelled (in shares)															6,117
Total number of share options outstanding (in shares)															1,181,622
Maximum number of shares available for subscription (in shares)															777,095
Maximum total number of shares that may be subscribed (in shares)															1,181,622
OSA 2024-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			930,000
OSA 2024-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			500,000
OSA 2024-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			90,000
OSA 2024-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			180,000
OSA 2024-01 O | Corporate officers | Louis KAYITALIRE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)			160,000
OSA 2024-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			107
OSA 2025-01 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)		1,700,000
Total number of share options granted (in shares)		8,000
Total number of shares to which the share options were likely to give right (in shares)		8,000
Exercise price (in euros per share) | € / shares		€ 3.36													€ 3.36
Number of shares subscribed (in shares)															0
Total number of share options lapsed or cancelled (in shares)															0
Total number of share options outstanding (in shares)															8,000
Maximum number of shares available for subscription (in shares)															2,666
Maximum total number of shares that may be subscribed (in shares)															8,000
OSA 2025-01 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2025-01 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2025-01 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2025-01 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)		0
OSA 2025-01 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		2
OSA 2025-02 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of share options authorised (in shares)	1,700,000
Total number of share options granted (in shares)	1,241,005
Total number of shares to which the share options were likely to give right (in shares)	1,241,005
Exercise price (in euros per share) | € / shares	€ 2.97														€ 2.97
Number of shares subscribed (in shares)															12,197
Total number of share options lapsed or cancelled (in shares)															1,700
Total number of share options outstanding (in shares)															1,227,108
Maximum number of shares available for subscription (in shares)															401,345
Maximum total number of shares that may be subscribed (in shares)															1,227,108
OSA 2025-02 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)	945,000
OSA 2025-02 O | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)	505,000
OSA 2025-02 O | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)	100,000
OSA 2025-02 O | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)	190,000
OSA 2025-02 O | Corporate officers | Louis KAYITALIRE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the share options were likely to give right (in shares)	150,000
OSA 2025-02 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary	105